Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gains Losses On Disposal And Expenses On Non-current Assets Held For Sale Not Classified As Discontinued Operations
Net constitution of reversal of provision of non-financial assets	R$ 29,707	R$ 47,130	R$ (25,219)
Result on the Sale of non-financial assets	32,260	73,588	81,654
Operating expenses of non-financial assets	(16,772)	(11,591)	(8,810)
Total	R$ 45,195	R$ 109,127	R$ 47,625